SCHEDULE OF INTANGIBLE ASSETS (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Intangible Asset, Goodwill and Other [Abstract]
Purchased software	$ 752,760	$ 730,370
Capitalized software development costs	1,544,157	1,498,228
Intangible assets, gross	2,296,917	2,228,598
Less: accumulated amortization	(2,175,880)	(1,920,045)
Intangible assets, net	$ 121,037	$ 308,553